Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments Measured and Recognized at Fair Value and Additional Disclosures for NAV
The following tables present the Plan’s
investments that are measured and recognized at fair value on a recurring basis classified under
the appropriate level of the fair value hierarchy and investments measured at net asset value per unit, or its equivalent, as a practical expedient as of December 31, 2025 and 2024:
December 31, 2025
Measured at
Net Asset Value Level 1 Level 2 Level 3 Total
Investments:
Money market account
$ - $ 65,747 $ - $ - $ 65,747
Mutual funds
- 285,506,316 - - 285,506,316
Henry Schein, Inc. Common Stock
- 37,045,008 - - 37,045,008
Common collective trust funds
(1)
1,334,523,181 - - - 1,334,523,181
Total investments at fair
value
$ 1,334,523,181 $ 322,617,071 $ - $ - $ 1,657,140,252
December 31, 2024
Measured at
Net Asset Value Level 1 Level 2 Level 3 Total
Investments:
Money market account
$ - $ 71,270 $ - $ - $ 71,270
Mutual funds
- 870,828,651 - - 870,828,651
Henry Schein, Inc. Common Stock
- 37,410,973 - - 37,410,973
Common collective trust funds (1)
595,273,658 - - - 595,273,658
Total investments at fair
value
$ 595,273,658 $ 908,310,894 $ - $ - $ 1,503,584,552
This class represents investments measured at fair value using the net asset value per unit (or its equivalent) as a practical
expedient and, therefore, such investments have not been categorized within the fair value hierarchy.
The fair value amounts
presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the
statements of net assets available for benefits.
The following tables set forth additional disclosures of the Plan’s common collective trust funds that have fair value estimated using net
asset value:
Fair Value
Estimated Using Net Asset Value
Per Share
December 31, 2025
Fair Value*
Unfunded
Commitment
Redemption
Frequency
Other
Redemption
Restrictions
Redemption
Notice Period
Investment:
Spartan® 500 Index Pool Class D
$ 300,241,616 $ n/a Daily n/a n/a
FRDM Index Target
Date 2040
Commingled Pool Class T
134,345,605 n/a Daily n/a n/a
FRDM Index Target
Date 2030
Commingled Pool Class T
127,425,843 n/a Daily n/a n/a
Spartan® Total International
Index Pool
Class D
98,362,664 n/a Daily n/a n/a
FRDM Index Target
Date 2050
Commingled Pool Class T
88,350,842 n/a Daily n/a n/a
State Street U.S. Bond Index Securities
Lending Series Fund Class XIV
87,447,462 n/a Daily n/a n/a
William Blair US Small-Mid Cap Core
Fund Class 4
67,896,413 n/a Daily n/a n/a
Spartan® Extended Market Index Pool
Class D
62,697,248 n/a Daily n/a n/a
T. Rowe Price Stable Value
Common
Trust Fund Class P
55,525,394 n/a Daily n/a 12
months
Prudential Core Plus Bond Fund
51,256,108 n/a Daily n/a n/a
FRDM Index Target
Date 2035
Commingled Pool Class T
50,130,119
n/a Daily n/a n/a
MFS International Equity Fund Class 3B
40,902,299 n/a Daily n/a n/a
FRDM Index Target
Date 2020
Commingled Pool Class T
31,962,928 n/a Daily n/a n/a
FRDM Index Target
Date 2045
Commingled Pool Class T
31,906,835 n/a Daily n/a n/a
FRDM Index Target
Date 2060
Commingled Pool Class T
29,672,998 n/a Daily n/a n/a
FRDM Index Target
Date 2055
Commingled Pool Class T
27,100,502 n/a Daily n/a n/a
FRDM Index Target
Date 2025
Commingled Pool Class T
24,493,614 n/a Daily n/a n/a
FRDM Index Target
Date 2065
Commingled Pool Class T
6,743,743 n/a Daily n/a n/a
BlackRock Strategic Completion
Non-Lendable Fund M
5,993,457 n/a Daily n/a n/a
FRDM Index Retirement Commingled
Pool Class T
4,976,084 n/a Daily n/a n/a
FRDM Index Target
Date 2015
Commingled Pool Class T
3,673,447 n/a Daily n/a n/a
FRDM Index Target
Date 2010
Commingled Pool Class T
3,410,861 n/a Daily n/a n/a
FRDM Index Target
Date 2070
Commingled Pool Class T
7,099 n/a Daily n/a n/a
Fair Value
Estimated Using Net Asset Value
Per Share
December 31, 2024
Fair Value*
Unfunded
Commitment
Redemption
Frequency
Other
Redemption
Restrictions
Redemption
Notice Period
Investment:
FRDM Index Target
Date 2030
Commingled Pool Class T
$ 118,952,905 $ n/a Daily n/a n/a
FRDM Index Target
Date 2040
Commingled Pool Class T
111,558,340 n/a Daily n/a n/a
FRDM Index Target
Date 2050
Commingled Pool Class T
70,780,812 n/a Daily n/a n/a
T. Rowe Price Stable Value
Common
Trust Fund Class P
63,139,763 n/a Daily n/a 12
months
Prudential Core Plus Bond Fund
46,419,880 n/a Daily n/a n/a
FRDM Index Target
Date 2035
Commingled Pool Class T
41,703,009 n/a Daily n/a n/a
FRDM Index Target
Date 2020
Commingled Pool Class T
33,293,633 n/a Daily n/a n/a
FRDM Index Target
Date 2025
Commingled Pool Class T
24,278,800 n/a Daily n/a n/a
FRDM Index Target
Date 2045
Commingled Pool Class T
23,271,961 n/a Daily n/a n/a
FRDM Index Target
Date 2060
Commingled Pool Class T
21,752,433 n/a Daily n/a n/a
FRDM Index Target
Date 2055
Commingled Pool Class T
19,680,105 n/a Daily n/a n/a
BlackRock Strategic Completion
Non-Lendable Fund M
6,829,867 n/a Daily n/a n/a
FRDM Index Target
Date 2065
Commingled Pool Class T
4,188,429 n/a Daily n/a n/a
FRDM Index Target
Date 2010
Commingled Pool Class T
3,627,904 n/a Daily n/a n/a
FRDM Index Retirement Commingled
Pool Class T
3,103,852 n/a Daily n/a n/a
FRDM Index Target
Date 2015
Commingled Pool Class T
2,691,965 n/a Daily n/a n/a